Financial results net (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Financial results, net
Interest income	$ 33,890	$ 3,064	$ 3,707
Total finance income	33,890	3,064	3,707
Interest expenses	(40,356)	(45,070)	(66,403)
Other finance costs	(8,690)	(6,484)	(7,228)
Total finance costs	49,046	51,554	73,631
Fair value gain of financial assets and liabilities at fair value through profit or loss, net	(95,510)	(27,518)	(11,645)
Exchange rate differences, net	14,987	25,124	115,383
(Loss) / gain from repurchase of non-convertible notes	(181)	739	11,694
(Loss) / gain from derivative financial instruments, net	(1,387)	171	261
Other financial results	(3,192)	(555)	3,523
Total other financial results	105,737	52,997	142,506
Inflation adjustment	(313)	53,215	22,338
Total financial results, net	$ 90,268	$ 57,722	$ 94,920